Special charges - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($)
Disclosure of special charges [Line Items]
Impairment of Venezuela assets	$ (470,661)	$ (38,881)
Grupo Aeromar SA [Member]
Disclosure of special charges [Line Items]
Accounts receivable	34,980
Aerotaxis La Costena And Turboprop Leasing [Member]
Disclosure of special charges [Line Items]
Gain Loss On Sale Of Subsidiary	5,487
Aircraft [member]
Disclosure of special charges [Line Items]
Impairment loss recognized	455,794
Additional Maintenance	10,098
Loss on assets sale	$ 3,694
Embraer 190 [member]
Disclosure of special charges [Line Items]
Number of aircraft held for sale | Aircraft	10
Airbus A318 [member]
Disclosure of special charges [Line Items]
Number of aircraft held for sale | Aircraft	10
Airbus A319 [member]
Disclosure of special charges [Line Items]
Number of aircraft held for sale | Aircraft	2
Airbus A320 [member]
Disclosure of special charges [Line Items]
Number of aircraft held for sale | Aircraft	16
Airbus A321 [member]
Disclosure of special charges [Line Items]
Number of aircraft held for sale | Aircraft	4
Airbus A330 [member]
Disclosure of special charges [Line Items]
Number of aircraft held for sale | Aircraft	2
Airbus A330F [member]
Disclosure of special charges [Line Items]
Number of aircraft held for sale | Aircraft	1
Simulators [member]
Disclosure of special charges [Line Items]
Gain on Assets	$ 5,970
Avianca 2021 [member]
Disclosure of special charges [Line Items]
Reduction of financial commitments	3,300,000
Commitments payments	$ 5,100,000
Number of aircraft cancelled | Aircraft	37
Estimated cash outflow for compensation to employees	$ 12,750
Special Charges [Member]
Disclosure of special charges [Line Items]
Gain on Assets	5,970
Impairment of Venezuela assets	$ 14,867